Pension benefits - Assumptions Used in Calculation of Pension Obligations (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Rate of compensation increase at the end of year (as percent)	2.75%	2.50%	2.25%	2.25%
Discount rate at the end of year (as percent)	2.60%	2.40%	1.70%	2.30%
Prescribed pension index factor (as percent)	2.00%	2.00%	1.20%	2.00%
Expected return on plan assets for the year (as percent)	2.60%	2.40%	2.60%	2.60%
Employee turnover (as percent)	4.00%	4.00%	4.00%	4.00%
Expected increases in Social Security Base (as percent)	2.50%	2.25%	2.00%	2.50%